STATEMENTS OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP 001
Additions to net assets attributed to:
Plan interest in Master Trust investment income	$ 764,348	$ 601,882
Contributions:
Employer	90,873	81,234
Participant	217,645	195,775
Rollover	20,566	15,805
Total contributions	329,084	292,814
Interest from notes receivable from participants	4,977	3,878
Total additions, net	1,098,409	898,574
Deductions from net assets attributed to:
Benefit distributions to participants	334,758	328,112
Administrative expenses	2,625	2,331
Total deductions	337,383	330,443
Net increase before asset transfers	761,026	568,131
Asset transfers in, net	72,906	38,428
Net increase	833,932	606,559
Beginning of year	4,856,734	4,250,175
End of year	5,690,666	4,856,734
EBP 002
Additions to net assets attributed to:
Plan interest in Master Trust investment income	734,414	584,522
Contributions:
Employer	102,828	92,923
Participant	285,075	268,109
Rollover	12,965	13,764
Total contributions	400,868	374,796
Interest from notes receivable from participants	9,971	7,826
Total additions, net	1,145,253	967,144
Deductions from net assets attributed to:
Benefit distributions to participants	327,879	355,745
Administrative expenses	3,313	3,051
Total deductions	331,192	358,796
Net increase before asset transfers	814,061	608,348
Asset transfers in, net	(72,906)	(38,428)
Net increase	741,155	569,920
Beginning of year	4,968,099	4,398,179
End of year	$ 5,709,254	$ 4,968,099